Property, equipment and software (Tables)	12 Months Ended
Dec. 31, 2024
Notes Property Equipment And Software Tables [Line Items]
Property, equipment and software

At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment

Leased
properties and
equipment

Software
Projects in
progress 2024 2023
Historical cost
Balance at the beginning of the year 11,362 4,379 9,789 640 26,169 24,893
Balance recognized upon the merger of UBS AG and Credit Suisse

AG

1,614 1,500 979 49 4,142
Additions 116 213 48 1,340 1,717 1,393
Disposals / write-offs

(464) (118) (357) 0 (940) (1,449)
Reclassifications

117 (12) 1,124 (1,388) (158) 378
Foreign currency translation (597) (112) (212) (34) (955) 954
Balance at the end of the year 12,148 5,850 11,371 607 29,975 26,169
Accumulated depreciation
Balance at the beginning of the year 7,520 2,058 5,548 0 15,126 13,577
Accumulated depreciation recognized upon the merger

of UBS AG and
Credit Suisse AG
3
643 446 426 0 1,514
Depreciation 637 719 1,437 0 2,793 1,974
Impairment

2 3 18 0 23 238
Disposals / write-offs
4
(462) (118) (357) 0 (937) (1,445)
Reclassifications
5
(32) (3) (5) 0 (40) 206
Foreign currency translation (407) (69) (118) 0 (594) 576
Balance at the end of the year 7,900 3,036 6,949 0 17,885 15,126
Net book value
Net book value at the beginning of the year
3,842 2,321 4,241 640 11,044 11,316
Net book value at the end of the year 4,247 2,814 4,422 607

12,091 11,044
1 Includes leasehold improvements and IT hardware.

2 Represents right-of-use assets recognized by UBS AG as lessee. UBS AG predominantly enters into lease contracts, or contracts that include lease components, in relation to real

estate, including offices,

retail branches and

sales offices. The

total cash outflow for

leases during 2024 was

USD
917 m (2023: USD 594
m). Interest expense on

lease liabilities is included

within
Interest expense from financial instruments measured at amortized cost and Lease liabilities is included within Other financial liabilities measured at amortized cost. Refer to Notes 4 and 19a, respectively. There were
no material gains or losses arising from sale-and-leaseback

transactions in 2024 and in 2023.

3 Refer to Note 2 for more information

about the merger of UBS AG

and Credit Suisse AG.

4 Includes write-offs of
fully depreciated assets.

5 The total reclassification amount for

the respective periods represents net reclassifications from

/ to Other non-financial assets.

6 Impairment charges recorded in 2024 generally

relate
to assets that

are no longer

used, of which

USD

m for Group

Items. The

recoverable amount

based on a

value-in-use approach

was determined

to be zero.

7 Consists of

USD

m related to

software and
USD 291 m related to Owned properties and equipment.